Description of Long Term Debt (Parenthetical) (Detail) (USD $)			0 Months Ended	12 Months Ended																12 Months Ended		0 Months Ended	12 Months Ended			12 Months Ended
	May 31, 2014	Jun. 29, 2012	Dec. 09, 2013 Unsecured 6.25% senior notes due December 15, 2013	May 31, 2014 Unsecured 6.25% senior notes due December 15, 2013	May 31, 2013 Unsecured 6.25% senior notes due December 15, 2013	May 31, 2014 Unsecured 6.70% senior notes due November 1, 2015		May 31, 2013 Unsecured 6.70% senior notes due November 1, 2015		May 31, 2014 Unsecured 6.50% senior notes due February 14, 2018		May 31, 2013 Unsecured 6.50% senior notes due February 14, 2018		May 31, 2014 Unsecured 6.125% senior note due October 15, 2019		May 31, 2013 Unsecured 6.125% senior note due October 15, 2019		May 27, 2011 Unsecured 6.125% senior note due October 15, 2019	Oct. 09, 2009 Unsecured 6.125% senior note due October 15, 2019	May 31, 2014 Unsecured 2.25% senior convertible notes due December 15, 2020	May 31, 2013 Unsecured 2.25% senior convertible notes due December 15, 2020	Oct. 23, 2012 Unsecured 3.45% senior notes due November 15, 2022	May 31, 2014 Unsecured 3.45% senior notes due November 15, 2022	May 31, 2013 Unsecured 3.45% senior notes due November 15, 2022	Oct. 23, 2012 Unsecured 3.45% senior notes due November 15, 2022	May 31, 2014 Revolving Credit Facilities		May 31, 2013 Revolving Credit Facilities		May 31, 2014 Other Borrowings	May 31, 2013 Other Borrowings	May 31, 2014 Unsecured 6.25% senior notes due December 15, 2013	May 31, 2013 Unsecured 6.25% senior notes due December 15, 2013	May 31, 2014 London Interbank Offered Rate (LIBOR) Revolving Credit Facilities	May 31, 2013 London Interbank Offered Rate (LIBOR) Revolving Credit Facilities
Debt Instrument [Line Items]
Debt										$ 250,000,000										$ 205,000,000	$ 205,000,000
Credit facility borrowing capacity		600,000,000																								600,000,000		600,000,000
Debt, interest rate					6.25%	6.70%	[1]	6.70%	[1]	6.50%	[2]	6.50%	[2]	6.125%	[3]	6.125%	[3]			2.25%	2.25%		3.45%	3.45%	3.45%							6.25%	6.25%
Debt, due date			Dec. 15, 2013	Dec. 15, 2013	Dec. 15, 2013	Nov. 01, 2015	[1]	Nov. 01, 2015	[1]	Feb. 14, 2018	[2]	Feb. 14, 2018	[2]	Oct. 15, 2019	[3]	Oct. 15, 2019	[3]			Dec. 15, 2020	Dec. 15, 2020		Nov. 15, 2022	Nov. 15, 2022		Jun. 29, 2017	[4]	Jun. 29, 2017	[4]
Debt, maturity year																						2022								2017	2017
Effective euro fixed-rate borrowing	5.31%					5.31%
Debt instrument, effective interest rate										6.704%		6.704%						4.934%	6.139%
Amortization of debt discount premium										1,400,000		1,700,000		200,000		200,000
Debt					200,000,000													150,000,000	300,000,000						300,000,000
Unamortization of debt premium														$ 8,300,000		$ 9,700,000
Average interest rate																																		3.96%	4.16%

[1]	We entered into a cross-currency swap, which fixed the interest and principal payments in euros, resulting in an effective fixed-rate borrowing of 5.31%.
[2]	The $250.0 million aggregate principal amount of the notes due 2018 is adjusted for the amortization of the original issue discount, which approximated $1.4 million and $1.7 million at May 31, 2014 and 2013, respectively. The original issue discount effectively reduced the ultimate proceeds from the financing. The effective interest rate on the notes, including the amortization of the discount, is 6.704% for both years presented.
[3]	Includes the combination of the October 2009 initial issuance of $300.0 million aggregate principal amount and the May 2011 issuance of an additional $150.0 million aggregate principal amount of these notes. The $300.0 million aggregate principal amount of the notes due 2019 from the initial issuance is adjusted for the amortization of the original issue discount, which approximated $0.2 million at May 31, 2014 and 2013. The original issue discount effectively reduced the ultimate proceeds from the October 2009 financing. The effective interest rate on the notes issued in October 2009, including the amortization of the discount, is 6.139%. The additional $150.0 million aggregate principal amount of the notes due 2019 issued in May 2011 is adjusted for the unamortized premium received at issuance, which approximated $8.3 million and $9.7 million at May 31, 2014 and 2013, respectively. The premium effectively increased the proceeds from the financing. The effective interest rate on the $150.0 million notes issued in May 2011 is 4.934%.
[4]	Interest was tied to AUD LIBOR at May 31, 2014, and averaged 3.96% for AUD denominated debt. Interest was tied to AUD LIBOR at May 31, 2013, and averaged 4.16% for AUD denominated debt.